LEASES	6 Months Ended
Jun. 30, 2024
Leases
LEASES

4. LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and construction land space. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to six years.

The Company does not record leases with a term of 12 months or less on the balance sheet.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Supplemental balance sheet information related to leases was as follows:

		June 30,	December 31,
	Balance Sheet	2024	2023
	Classification	(in thousands)
Assets
Operating leases	Right-of-use assets	$3,270	$3,377
Finance leases	Right-of-use assets	9,745	10,008
Total assets		$13,015	$13,385

Liabilities Current liabilities
Operating leases	Current portion of long-term debt	$627	$625
Finance leases	Current portion of long-term debt	773	1,009
Total current liabilities		1,400	1,634
Noncurrent liabilities
Operating leases	Long-term debt	2,087	2,191
Finance leases	Long-term debt	377	642
Total noncurrent liabilities		2,464	2,833
Total liabilities		$3,864	$4,467

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For the majority of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	June 30,	December 31,
	2024	2023
Operating leases	5.0%	5.0%
Finance leases	6.6%	7.0%

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	June 30, 2024	December 31, 2023
Operating leases	6.6 years	6.5 years
Finance leases	0.9 years	1.4 years

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

The components of lease expense for the six months ended June 30, 2024 and 2023 were as follows:

	June 30,
	2024	2023
	(in thousands)
Operating lease cost	$328	$246
Finance lease cost:
Amortization of right-of-use assets	279	242
Interest on lease liabilities	50	36
Total lease cost	$657	$524

As of June 30, 2024, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2024	$400	$506
2025	665	497
2026	625	98
2027	591	68
2028	179	26
Thereafter	1,123	-
Total lease payments	3,583	1,195
Less: Interest	(869)	(45)
Present value of lease liabilities	$2,714	$1,150

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Other information related to leases for the six months ended June 30, 2024 and 2023 were as follows:

	June 30,
	2024	2023
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$328	$246
Operating cash flows for finance leases	$279	$242
Financing cash flows for finance leases	$50	$36